Schedule of deferred tax (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 5,123,176	$ 6,536,147	$ 4,561,053
Deferred tax assets, gross	722,044	921,183	753,680
Valuation allowance	(722,044)	(921,183)	(753,680)
Deferred tax assets, net of valuation allowance